UNITED STATES
                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                -------------
Check here if Amendment [  ];  Amendment Number: ____
  This Amendment (Check only one.)           [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Abingdon Capital Management
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Address: 1320 Old Chain Bridge Road Suite 230
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         McLean, VA 22101
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Form 13F File Number:  28- 10324

The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Name:   Robert Bryan Jacoboski
        -------------------------
Title:  President
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Phone:  703-748-1176
        -------------------------

Signature, Place, and Date of Signing:

Robert Bryan Jacoboski                 McLean, VA             August 15, 2005
-----------------------             ---------------          -------------------
    [Signature]                      [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:       ZERO
                                         -----------

Form 13F Information Table Entry Total:  10
                                         -----------

Form 13F Information Table Value Total:  481,730
                                        (thousands)
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List of Other Included Managers:         NONE
                                         -----------

Column 1                   Column 2       Column 3  Column 4   Column 5       Column 6    Column 7            Column 8
--------                  ---------       --------  --------   --------      ----------   --------
                                                     Value   SHRS OR  SH/    Investment    Other          Voting Authority
Name of Issuer          Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers     Sole    Shared    None
--------------          --------------   ---------  -------  -------  ---    ---------   ---------    -------  -------   -----
ABITIBI-CONSOLIDATED INC        COM      003924107   22,715  5,070,400 SH    SOLE         N/A       5,070,400     0       0
AMERICAN INTL GROUP INC         COM      026874107   60,802  1,046,500 SH    SOLE         N/A       1,046,500     0       0
CITIGROUP INC                   COM      172967101   69,197  1,496,800 SH    SOLE         N/A       1,496,800     0       0
COVENTRY HEALTH CARE INC        COM      222862104   20,022    283,000 SH    SOLE         N/A         283,000     0       0
ENDURANCE SPECIALTY HLDGS LTD   SHS      G30397106   23,793    629,100 SH    SOLE         N/A         629,100     0       0
FEDERAL NATL MTG ASSN           COM      313586109   72,118  1,234,900 SH    SOLE         N/A       1,234,900     0       0
FEDERAL HOME LN MTG CORP        COM      313400301   70,713  1,084,057 SH    SOLE         N/A       1,084,057     0       0
WAL MART STORES INC             COM      931142103   66,217  1,373,800 SH    SOLE         N/A       1,373,800     0       0
WELLPOINT HEALTH NETWORK        COM      94973H108   27,201    390,600 SH    SOLE         N/A         390,600     0       0
YELLOW ROADWAY CORP             COM      985577105   48,951    963,600 SH    SOLE         N/A         963,600     0       0

                                TOTAL MARKET VALUE  481,730